Acquisitions - Summary of Allocation of Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
2015 Acquisitions [Member]
Business Acquisition [Line Items]
Property, plant and equipment	$ 26,547
Goodwill	34,275
Current assets	5,650
Current liabilities	(8,674)
Long-term liabilities	(2,501)
Total	158,552
2014 Acquisitions [Member]
Business Acquisition [Line Items]
Property, plant and equipment		$ 10,542
Goodwill		9,457
Current assets		895
Current liabilities		(206)
Total		65,021
Site Locations [Member] | 2015 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	87,899
Site Locations [Member] | 2014 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		36,982
Non-competition Agreements [Member] | 2015 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	455
Customer Lists and Contracts [Member] | 2015 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	$ 14,901
Customer Lists and Contracts [Member] | 2014 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		7,216
Non-competition Agreements [Member] | 2014 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		$ 135